SHORT TERM INVESTMENTS (Schedule of Interest Income Recognized on Held-To-Maturity Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Interest income recognized on held-to-maturity investments	¥ 3,799	$ 584	¥ 4,078	¥ 7,027